BALANCES SHEET (Unaudited) - Winvests Group Ltd [Member] - USD ($)	Sep. 30, 2022	Dec. 31, 2021
ASSETS
Cash	$ 13,502
Prepaid expenses	2,637
Total current assets	16,139
Goodwill	1,024,799
Intangible assets	883,843
Total Assets	1,924,782
Current liabilities
Accounts payable	19,835	5,961
Accrued liabilities	12,355
Notes payable-related parties	421,236	108,561
Total current liabilities	453,427	114,522
Total liabilities	453,427	114,522
Commitments and Contingencies
STOCKHOLDERS’ DEFICIT
Preferred stock Series A, $0.001 par value 300,000,000, shares authorized, 227,838,680, shares issued and outstanding as of September 30, 2022, and December 31, 2021, respectively	227,839	227,839
Common stock, Par Value $0.001, 4,500,000,000 shares authorized, 17,411,217 and 16,510,563 issued and outstanding as of September 30, 2022, and December 31, 2021	17,411	16,511
Additional paid in capital	103,113,871	101,134,772
Accumulated Deficit	(101,887,766)	(101,493,644)
Total Stockholders’ (Deficit)	1,471,355	(114,522)
Total Liabilities and Members’ deficit	$ 1,924,782